financial instruments - Activity related to allowance for doubtful accounts (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Summary of activity related to allowance for doubtful accounts
Accounts written off during the period that were still subject to enforcement activity	$ 64	$ 45	$ 116	$ 89
Customer accounts receivable
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			(3,472)
Balance, end of period	(3,229)		(3,229)
Customer accounts receivable | Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	121	106	117	109
Additions (doubtful accounts expense)	48	27	92	48
Accounts written off less than recoveries	(49)	(27)	(86)	(55)
Other		1	(3)	5
Balance, end of period	$ 120	$ 107	$ 120	$ 107